International Growth Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (0.2%)
Rightmove PLC	United Kingdom	281,857	2,337

Total			2,337

Consumer Discretionary (9.8%)
Autoliv, Inc.	Sweden	73,700	6,881
Compass Group PLC	United Kingdom	830,000	26,594
Denso Corp.	Japan	412,090	6,134
InterContinental Hotels Group PLC, ADR	United Kingdom	193,384	21,367
LVMH Moet Hennessy Louis Vuitton SE	France	44,829	34,429
PRADA SpA	Italy	1,109,500	8,569
USS Co., Ltd.	Japan	452,700	4,283

Total			108,257

Consumer Staples (1.5%)
Nestle SA	United States	137,159	13,823
PriceSmart, Inc.	United States	26,900	2,469

Total			16,292

Energy (0.6%)
Reliance Industries, Ltd.	India	135,000	4,765
Reliance Industries, Ltd., GDR	India	37,400	2,603

Total			7,368

Financials (15.0%)
3i Group PLC	United Kingdom	119,000	5,268
Deutsche Borse AG	Germany	62,400	14,633
HDFC Bank, Ltd.	India	240,729	4,983
Jio Financial Services, Ltd. *	India	125,000	524
London Stock Exchange Group PLC	United Kingdom	145,000	19,826
Marsh & McLennan Cos., Inc.	United States	104,057	23,214
Mastercard, Inc. - Class A	United States	35,350	17,456
Moody’s Corp.	United States	47,500	22,543
S&P Global, Inc.	United States	42,600	22,008
UBS Group AG	Switzerland	596,300	18,411
Visa, Inc. - Class A	United States	62,025	17,054

Total			165,920

Health Care (6.6%)
Hoya Corp.	Japan	80,100	11,091
Novo Nordisk A/S - Class B	Denmark	520,500	61,978

Total			73,069

Industrials (32.9%)
Aalberts NV	Netherlands	47,200	1,919
Airbus SE	France	148,900	21,803
Assa Abloy AB - Class B	Sweden	522,100	17,579
Atlas Copco AB - Class A	Sweden	2,151,600	41,626
Azelis Group NV	Belgium	183,307	4,017
BAE Systems PLC	United Kingdom	1,258,600	20,834
CAE, Inc. *	Canada	150,800	2,831
Canadian Pacific Kansas City, Ltd.	Canada	285,300	24,401
Edenred	France	255,866	9,706

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
Epiroc AB	Sweden	709,645	15,340
Experian PLC	United States	508,100	26,768
GE Vernova, Inc. *	United States	58,000	14,789
IMCD NV	Netherlands	47,900	8,328
Interpump Group SpA	Italy	122,400	5,717
Komatsu, Ltd.	Japan	215,000	5,964
KONE Oyj - Class B	Finland	107,600	6,437
Legrand SA	France	153,800	17,736
MISUMI Group, Inc.	Japan	240,900	4,363
OSG Corp.	Japan	128,600	1,823
Otis Worldwide Corp.	United States	77,300	8,034
Recruit Holdings Co., Ltd.	Japan	502,900	30,631
RELX PLC	United Kingdom	337,000	15,922
Safran SA	France	185,900	43,863
Schindler Holding AG	Switzerland	26,608	7,749
SHO-BOND Holdings Co., Ltd.	Japan	150,561	5,957

Total			364,137

Information Technology (20.9%)
Amadeus IT Group SA	Spain	96,100	6,936
ASML Holding NV	Netherlands	74,900	62,440
Azbil Corp.	Japan	1,369,200	11,117
BE Semiconductor Industries NV	Netherlands	50,950	6,471
Keyence Corp.	Japan	61,600	29,485
Lagercrantz Group AB - Class B	Sweden	176,200	3,322
Lectra	France	70,400	2,293
Microsoft Corp.	United States	20,300	8,735
The Sage Group PLC	United Kingdom	495,000	6,793
SAP SE	Germany	237,000	53,837
Spectris PLC	United Kingdom	220,800	8,075
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,044,000	31,873

Total			231,377

Materials (10.8%)
CRH PLC	United States	464,500	42,417
Franco-Nevada Corp.	Canada	58,000	7,204
Linde PLC	United States	93,255	44,470
The Sherwin-Williams Co.	United States	66,700	25,457

Total			119,548

Total Common Stocks (Cost: $756,083)			1,088,305

Total Investments (98.3%) (Cost: $756,083)@			1,088,305

Other Assets, Less Liabilities (1.7%)			18,927

Net Assets (100.0%)			1,107,232

International Growth Portfolio

Investments by Country of Risk as a Percentage of Net Assets:
United States	26.0%
France	11.8%
United Kingdom	11.4%
Japan	10.1%
Sweden	7.7%
Netherlands	7.1%
Germany	6.2%
Denmark	5.6%
Other	12.4%

Total	98.3%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $756,083 and the net unrealized appreciation of investments based on that cost was $332,222 which is comprised of $343,721 aggregate gross unrealized appreciation and $11,499 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$28,248	$80,009	$—
Consumer Staples	2,469	13,823	—
Energy	2,464	4,904	—
Financials	102,275	63,645	—
Industrials	50,055	314,082	—
Information Technology	8,735	222,642	—
Materials	77,131	42,417	—
All Others	—	75,406	—

Total Assets:	$271,377	$816,928	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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